Note 10 - Other Long-Term Assets (Details) - Other Long-Term Assets (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013		Oct. 31, 2012
Other Long-Term Assets [Abstract]
Financial instrument pledged as security on long-term debt(a)	$ 36,370	[1]	$ 38,989	[1]
Long-term note receivable(b)	7,707	[2]	14,172	[2]
Pension assets (Note 24)	7,551
Goodwill (Note 11)	2,420		2,526
Other(c)	2,712	[3]	2,503	[3]
Other long-term assets	$ 56,760		$ 58,190

[1]	Financial instrument pledged as security on long-term debtThe financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt due to the Government of Canada related to the construction of the MAPLE Facilities (Note 13). The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2013 is $40.3 million (October 31, 2012 - $43.0 million), of which $3.9 million (October 31, 2012 - $4.0 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2013, the fair value is $43.8 million (October 31, 2012 - $49.1 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.
[2]	CelerionOn March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received a note receivable with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum (the Note). Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a transition services agreement (TSA) that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note. During fiscal 2012 Celerion made an early payment to Nordion of $6.5 million in cash, which reduced the carrying value of the Note by $8.9 million. As a result, the Company recorded a loss of $2.4 million in the first quarter of fiscal 2012.In the first quarter of fiscal 2013, to facilitate a change in Celerion's capital structure, Celerion offered to make another early payment to Nordion of $7.3 million in cash to reduce the unsecured portion of the principal amount of the Note by $9.0 million that would have otherwise been due in 2015. Effective January 30, 2013, the Company accepted the offer from Celerion and amended the Note reflecting a reduction in the principal amount of the Note by $9.0 million of the face value, or $7.5 million of the carrying value, in exchange for a $7.3 million cash payment received from Celerion. As a result, the Company recorded a loss of $0.2 million in the first quarter of fiscal 2013 (Note 20).Other than restating the principal amounts, and removing the Company's restriction on Celerion's ability to pay dividends and other distributions, all other terms and conditions of the Note remained effectively the same. As the transaction did not represent an adverse change in the cash flow of the remaining Note amount, the Company determined no other-than-temporary impairment of the Note occurred as of January 31, 2013. The Company did not identify any other indicators of impairment for the Note during fiscal 2013.The carrying value of the Note, including interest and accretion as of October 31, 2013 is $7.7 million (October 31, 2012 - $14.2 million). The fair value of the Note as of October 31, 2013 is $7.7 million, which includes $2.2 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $8.2 million. The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.
[3]	Primarily includes the long-term portion of certain trade receivables.